Income (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic And Diluted Net Income Loss Per Ordinary Share Abstract
Earnings (loss) per share, basic	$ (0.25)	$ 4.52	$ (14.3)